Property and equipment (Detail) - Property and Equipment (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Machines and equipment	$ 233,793	$ 233,793	$ 232,848
Office and computer equipment	179,349	179,349	224,600
Software	41,872	41,872	41,872
Furniture and fixtures	25,679	25,679	24,613
Vehicles		22,531	22,531
Leasehold improvements			67,421
Other assets	2,446	2,446	2,378
Total	483,139	505,670	616,263
Accumulated depreciation	(455,288)	(472,828)	(565,057)
Net property and equipment	$ 27,851	$ 32,842	$ 51,206